Note 8 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2017 $ / shares shares
Unvested (in shares) | shares	116,280
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.08
Granted (in shares) | shares
Granted, weighted average grant date fair value (in dollars per share) | $ / shares
Vested (in shares) | shares
Vested, weighted average grant date fair value (in dollars per share) | $ / shares
Forfeited (in shares) | shares	(4,036)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.78
Unvested (in shares) | shares	112,244
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.05